financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interest expense
Interest on long-term debt, excluding lease liabilities - gross	$ 169	$ 161	$ 339	$ 311
Interest on long-term debt, excluding lease liabilities - capitalized	(9)	(4)	(17)	(4)
Interest on long-term debt, excluding lease liabilities	160	157	322	307
Interest on lease liabilities	17	16	35	32
Interest on short-term borrowings and other	2	3	4	8
Interest accretion on provisions	4	5	9	11
Long-term debt prepayment premium	18		18
Total	201	181	388	358
Employee defined benefit plans net interest	4		8
Foreign exchange	(1)	11	1	4
Total	204	192	397	362
Interest income	(2)	(3)	(3)	(5)
Net	202	189	394	357
Net interest cost			403	361	$ 797	$ 706
Interest on long-term debt, excluding lease liabilities - capitalized	(9)	$ (4)	(17)	$ (4)
Employee defined benefit plans net interest	$ 4		$ 8
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			4.33%